Consolidated Statements of Stockholders' Equity - USD ($) $ in Millions	Total	Common Stock	Paid-In Capital	Treasury Stock	Retained Earnings (Accumulated Deficit)	Accumulated Other Comp Income (Loss)	Non-controlling Interests	Stockholders' Equity, Total [Member]	Redeemable Non-controlling Interests (Temporary Equity)
Earnings available to common shareholders	$ (35.1)	$ 0.0			$ (35.1)
Balance at Dec. 31, 2012		$ 1.5	$ 1,109.0	$ (0.7)	(382.6)	$ (24.4)	$ 93.3	$ 796.1	$ 14.7
Balance, shares at Dec. 31, 2012		146,800,000
Consolidated Statement of Stockholders' Equity
Net income	(28.2)							(28.3)
Establishment of noncontrolling interests	(53.4)	$ 0.0				(48.8)	(1.9)	(50.7)	(2.7)
Distributions to noncontrolling interests		0.0					(7.8)	(7.8)	(0.2)
Purchase of noncontrolling interests		0.0	0.3					0.3	(1.9)
Stock-based compensation		$ 0.0	6.3					6.3
Issuance of stock			5.2					5.2
Issuance of stock, Shares		700,000
Exercise of stock options			0.6					0.6
Stock repurchased during period, shares		(600,000)
Acquisition of subsidiary									7.6
Additional acquisition price for Brazil subsidiary		$ 0.0
Purchase accounting adjustments related to acquisition of TransUnion Corp. subsidiaries	0.0
Stockholder contribution		0.0					0.1	0.1
Treasury stock purchased				(3.4)				(3.4)
Balance at Dec. 31, 2013		$ 1.5	1,121.4	(4.1)	(417.7)	(73.2)	86.6	714.5	17.6
Balance, shares at Dec. 31, 2013		147,000,000
Consolidated Statement of Stockholders' Equity
Net Income (Loss) Attributable to Nonredeemable Noncontrolling Interest							(6.8)
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest									(0.1)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		100,000
Purchase Accounting Adjustments		$ 0.0
Purchase Accounting Adjustment							(3.3)	(3.3)
Noncontrolling Interest, Decrease from Deconsolidation		0.0					(0.6)	(0.6)
Earnings available to common shareholders	(12.5)	0.0	0.0	0.0	(12.5)	0.0
Net income	(4.4)							(4.1)
Establishment of noncontrolling interests	(53.8)	0.0	0.0	0.0	0.0	(44.3)	(7.5)	(51.8)	(2.0)
Distributions to noncontrolling interests		0.0	0.0	0.0	0.0	0.0	(10.1)	(10.1)	(0.3)
Purchase of noncontrolling interests		0.0	(1.4)	0.0	0.0	0.0	(2.0)	(3.4)	0.0
Stock-based compensation		0.0	8.0	0.0	0.0	0.0	0.0	8.0	0.0
Issuance of stock		$ 0.0	8.5	0.0	0.0	0.0	0.0	8.5	0.0
Issuance of stock, Shares		700,000
Exercise of stock options		$ 0.0	1.1	0.0	0.0	0.0	0.0	1.1	0.0
Stock repurchased during period, shares		0
Acquisition of subsidiary		$ 0.0	0.0	0.0	0.0	0.0	85.1	85.1	8.4
Purchase accounting adjustments related to acquisition of TransUnion Corp. subsidiaries	0.0
Stockholder contribution		0.0	0.0	0.0	0.0	0.0	0.1	0.1	0.0
Treasury stock purchased		0.0	0.0	(0.2)	0.0	0.0	0.0	(0.2)	0.0
Balance at Dec. 31, 2014	747.7	$ 1.5	1,137.6	(4.3)	(430.2)	(117.5)	160.6	747.7	23.4
Balance, shares at Dec. 31, 2014		147,900,000
Consolidated Statement of Stockholders' Equity
Net Income (Loss) Attributable to Nonredeemable Noncontrolling Interest							(8.4)
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest									0.3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		200,000
Earnings available to common shareholders	5.9	$ 0.0	0.0	0.0	5.9	0.0
Net income	15.3							15.7
Establishment of noncontrolling interests	$ (80.9)	0.0	0.0	0.0	0.0	(74.3)	(6.2)	(80.5)	(0.4)
Distributions to noncontrolling interests		0.0	0.0	0.0	0.0	0.0	(10.4)	(10.4)	(0.4)
Reclassification of redeemable non-controlling interests		0.0	0.0	0.0	0.0	0.0	0.2	0.2	(0.2)
Adjustment Redeemable Non-controlling Interest		$ 0.0	(1.0)	0.0	0.0	0.0	0.0	(1.0)	(4.7)
Purchase of noncontrolling interests	33,977,273	34,000,000
Purchase of noncontrolling interests		$ 0.0	(13.9)	0.0	0.0	0.0	(18.4)	(32.3)	(14.4)
Proceeds and Excess Tax Benefit from Share-based Compensation		0.0	1.4	0.0	0.0	0.0	0.0	1.4
Stock-based compensation		0.0	9.0	0.0	0.0	0.0	0.0	9.0	0.0
Issuance of stock		$ 0.0	0.4	0.0	0.0	0.0	0.0	0.4	0.0
Issuance of stock, Shares		0
Exercise of stock options		$ 0.0	2.4	0.0	0.0	0.0	0.0	2.4	0.0
Stock repurchased during period, shares		0
Purchase accounting adjustments related to acquisition of TransUnion Corp. subsidiaries	$ 764.5	$ 0.3	714.4	0.0	0.0	0.0	0.0	714.7	0.0
Treasury stock purchased		0.0	0.0	(0.3)	0.0	0.0	0.0	(0.3)	0.0
Balance at Dec. 31, 2015	$ 1,367.0	$ 1.8	$ 1,850.3	$ (4.6)	$ (424.3)	$ (191.8)	135.6	$ 1,367.0	2.9
Balance, shares at Dec. 31, 2015		182,300,000
Consolidated Statement of Stockholders' Equity
Net Income (Loss) Attributable to Nonredeemable Noncontrolling Interest							$ (9.8)
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest									$ 0.4
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		400,000